Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables
Schedule of trade and other payables

	Thousands of Euros
	31/12/2021	31/12/2020
Suppliers	628,992	601,618
VAT payable	13,011	11,694
Taxation authorities, withholdings payable	7,267	6,829
Social security payable	39,191	32,640
Other public entities	92,365	89,926
Other payables	151,834	141,089
Current income tax liabilities	4,516	3,482
	785,342	746,189